Financial instruments - fair values and risk management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Financial instruments - fair values and risk management
Summary of financial assets

		As restated,	As previously reported,
	June 30, 2021	December 31, 2020	December 31, 2020
Financial assets at amortized cost
Trade receivables	62,274	30,719	30,909
Cash and cash equivalents	40,898	84,557	84,557
Loans receivable	282	8	8
Total	103,454	115,284	115,474

		December 31,	December 31,
	Note	2020	2019
Financial assets at amortized cost
Trade receivables	18	30,909	23,767
Cash and cash equivalents	19	84,557	17,565
Loans receivable	16	8	521
Total		115,474	41,853

Summary of financial liabilities

		As restated,	As previously reported,
	June 30, 2021	December 31, 2020	December 31, 2020
Financial liabilities not measured at fair value
Loans from shareholders	—	49	49
Lease liabilities	1,842	1,111	1,111
Trade and other payables	36,424	19,502	19,599
Total	38,266	20,662	20,759

		December 31,	December 31,
		2020	2019
Financial liabilities not measured at fair value
Loans from shareholders	22	49	4,028
Lease liabilities	17	1,111	70
Trade and other payables	21	19,599	14,467
Total		20,759	18,565

Summary of maximum exposure to credit risk at the reporting date

			As previously reported,
	June 30, 2021	December 31, 2020	December 31, 2020
Loans receivables from related parties	282	8	8
Trade receivables	62,274	30,719	30,909
Cash and cash equivalents	40,898	84,557	84,557

	December 31,	December 31,
	2020	2019
Loans receivables from related parties	8	521
Trade receivables	30,909	23,767
Cash and cash equivalents	84,557	17,565

Summary of contractual maturities of financial liabilities

	Carrying	Contractual	3 months or	Between 3 ‑ 12	Between 1 ‑ 5
	amounts	cash flows	less	months	years
June 30, 2021
Non‑derivative financial liabilities
Obligations under finance leases	1,842	1,897	551	753	593
Trade and other payables	36,424	36,424	36,424	—	—
	38,266	38,321	36,975	753	593

	Carrying
	amounts as
	previously	Carrying	Contractual	3 months	Between 3 ‑ 12	Between 1 ‑ 5
	reported	amounts	cash flows	or less	months	years
December 31, 2020
Non‑derivative financial liabilities
Obligations under leases	1,111	1,111	1,167	32	288	847
Trade and other payables	19,599	19,502	19,502	19,502	—	—
Loans from shareholders	49	49	49	—	49	—
	20,759	20,662	20,718	19,534	337	847

	Carrying	Contractual	3 months	Between	Between
December 31, 2020	amounts	cash flows	or less	3 - 12 months	1 - 5 years
Non-derivative financial liabilities
Obligations under leases	1,111	1,167	32	288	847
Trade and other payables	19,599	19,599	19,599	—	—
Loans from shareholders	49	49	—	49	—
	20,759	20,815	19,631	337	847

	Carrying	Contractual	3 months	Between	Between
December 31, 2019	amounts	cash flows	or less	3 - 12 months	1 - 5 years
Non-derivative financial liabilities
Obligations under leases	70	71	13	37	21
Trade and other payables	14,467	14,467	14,467	—	—
Loans from shareholders	4,028	4,047	—	4,000	47
	18,565	18,585	14,480	4,037	68

Summary of exposure to foreign currency risk

	Euro	Russian Ruble
June 30, 2021
Assets
Loans receivable	182	—
Trade and other receivables	10,936	3,163
Cash and cash equivalents	18,551	1,309
	29,669	4,472
Liabilities
Lease liabilities	(875)	(967)
Trade and other payables	(1,766)	(1,573)
	(2,641)	(2,540)
Net exposure	27,028	1,932

	Euro	Russian Ruble
December 31, 2020
Assets
Loans receivable	8	—
Trade and other receivables	9,661	2,649
Cash and cash equivalents	11,404	741
	21,073	3,390
Liabilities
Lease liabilities	(1,111)	—
Trade and other payables	(5,811)	(3)
Loans and borrowings	(49)	—
	(6,971)	(3)
Net exposure	14,102	3,387

Summary of sensitivity analysis

	Strengthening of	Weakening of
	USD by 10%	USD by 10%
June 30, 2021
Euro	(2,703)	2,703
Russian Ruble	(193)	193
	(2,896)	2,896

	Strengthening of	Weakening of
	USD by 10%	USD by 10%
December 31, 2020
Euro	(1,410)	1,410
Russian Ruble	(339)	339
	(1,749)	1,749

	Strengthening of	Weakening of
December 31, 2020	USD by 10%	USD by 10%
Euro	(1,410)	1,410
Russian Ruble	(339)	339
	(1,749)	1,749

26. Financial instruments — fair values and risk management (continued)

	Strengthening of	Weakening of
December 31, 2019	USD by 10%	USD by 10%
Euro	(1,323)	1,323
Russian Ruble	(254)	254
	(1,577)	1,577